Financial instruments - Investments held at fair value, Assets - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Investments held at fair value | Akili and Gelesis [Member]
Disclosure of financial assets [line items]
Gain/(loss) on investments held at fair value	$ 66.7